Investments	12 Months Ended
Dec. 31, 2018
Investments Including Derivatives [Abstract]
Investments

Note 6 - Investments

	December 31,
	2017	2018
	NIS	NIS
Current investments
Investments in marketable securities at fair value through profit and loss and others	321	396
Bank deposits	275	1,384
	596	1,780

The deposits are repayable until December 2019 and the other investments can be disposed of immediately.